Class A shares: SANAX

Class C Shares: SANCX

Class I shares: SANIX

a series of Northern Lights Fund Trust

Supplement dated June 14, 2016 to the Prospectus and the

Statement of Additional Information (“SAI”) dated January 28, 2016

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Whippoorwill Capital Management, LP (“Whippoorwill”) will no longer be managing any portion of the assets of the Sandalwood Opportunity Fund (the “Fund”), and Whippoorwill has resigned as a sub-adviser to the Fund. References in the Fund’s Prospectus and Statement of Additional Information to Whippoorwill, their portfolio managers, or their investment strategies should be disregarded. The assets of the Fund shall be re-allocated among the Fund’s remaining sub-advisers.

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This Supplement, and the Prospectus and Statement of Additional Information both dated January 28, 2016, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-888-868-9501.